PROPERTY AND EQUIPMENT (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2022
PROPERTY AND EQUIPMENT
Property and equipment, gross	$ 5,378,563		$ 5,378,563		$ 4,594,477	$ 6,290,888
Less: accumulated depreciation	(2,112,698)		(2,112,698)		(2,190,075)	(2,934,293)
Total property and equipment, net	3,265,865		3,265,865		2,404,402	3,356,595
Depreciation expense	200,000	$ 100,000	360,819	$ 191,921	424,359	827,568
Amount reclassified from the equipment related to capital leases to right of use assets	4,164,545		4,164,545		3,650,451
Accounting Standards Update 2016-02
PROPERTY AND EQUIPMENT
Amount reclassified from the equipment related to capital leases to right of use assets							$ 2,349,591
Manufacturing equipment
PROPERTY AND EQUIPMENT
Property and equipment, gross	2,983,092		2,983,092		2,516,859	4,420,281
Computers and software
PROPERTY AND EQUIPMENT
Property and equipment, gross	1,573,337		1,573,337		1,608,075	1,547,549
Furniture
PROPERTY AND EQUIPMENT
Property and equipment, gross					27,587	27,587
Leasehold Improvements
PROPERTY AND EQUIPMENT
Property and equipment, gross	$ 822,134		$ 822,134		$ 441,956	$ 295,471